...............................

                                                      OMB APPROVAL
                                             ...............................
                                             OMB Number:         3235-0006
                                             Expires:    December 31, 2009
                                             Estimated average
                                                 burden hours per
                                                 response:...........22.6
                                             ...............................


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blackstone Kailix Advisors L.L.C.
Address: 345 Park Avenue, New York, N.Y. 10154


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Vito Tanzi
Title:            Chief Financial Officer
Phone:            212-583-5748

Signature, Place, and Date of Signing:

   /s/ Vito Tanzi       New York, N.Y.          February 14, 2007
------------------ --------------------     -------------------------
    [Signature]         [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              28
Form 13F Information Table Value Total:              $539,513 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.            Form 13F File Number                        Name


                          FORM 13F INFORMATION TABLE


                     TITLE OF                 VALUE     SHRS OR            PUT/    INVESTMEN    OTHER         VOTING AUTHORITY
  NAME OF ISSUER       CLASS       CUSIP    (x$1000)    PRN AMT   SH/PRN   CALL    DISCRETIO   MANAGERS    SOLE     SHARED   NONE
  ----------------- ----------- ----------  ---------  --------  -------  -----   ----------   --------   --------  -------  -----

CEMEX SAB DE CV      SPON ADR    151290889   $ 28,798   850,000     SH                SOLE                850,000
                       5 ORD

ALLEGHENY               COM      01741R102   $ 18,136   200,000     SH     CALL       SOLE                200,000
TECHNOLOGIES INC

GLOBALSANTAFE CORP      COM      G3930E101   $ 29,390   500,000     SH     CALL       SOLE                500,000

ARCHER DANIELS          COM      039483102   $ 12,784   400,000     SH                SOLE                400,000
MIDLAND CO

AERCAP HOLDINGS NV      SHS      N00985106   $  6,954   300,000     SH                SOLE                300,000

AGRIUM INC              COM      008916108   $ 22,953   728,900     SH                SOLE                728,900

APPLIED MICRO           COM      03822W109   $  3,560 1,000,000     SH                SOLE              1,000,000
CIRCUITS CORP

AMERIPRISE FINL INC     COM      03076C106   $ 21,800   400,000     SH                SOLE                400,000

AEGEAN MARINE           SHS      Y0017S102   $  5,822   355,000     SH                SOLE                355,000
PETROLEUM NETW

ALLEGHENY               COM      01741R102   $ 36,272   400,000     SH                SOLE                400,000
TECHNOLOGIES INC

PEABODY ENERGY CORP     COM      704549104   $  5,556   137,500     SH                SOLE                137,500

AVIS BUDGET GROUP       COM      053774105   $  2,028    93,500     SH                SOLE                 93,500

CUMMINS INC             COM      231021106   $ 11,818   100,000     SH                SOLE                100,000

DYNEGY INC NEW         CL A      26816Q101   $  5,430   750,000     SH                SOLE                750,000

PHYSICIANS FORMULA      COM      719427106   $  1,869   100,000     SH                SOLE                100,000
HLDGS INC

FEDEX CORP              COM      31428X106   $ 27,155   250,000     SH                SOLE                250,000

FIRST SOLAR INC         COM      336433107   $  5,580   187,000     SH                SOLE                187,000

GLOBAL CROSSING LTD   SHS NEW    G3921A175   $  4,530   184,517     SH                SOLE                184,517

HERTZ GLOBAL            COM      42805T105   $ 17,390 1,000,000     SH                SOLE              1,000,000
HOLDINGS INC

MIRANT CORP NEW         COM      60467R100   $ 26,835   850,000     SH                SOLE                850,000

NOBLE CORPORATION       SHS      G65422100   $ 59,466   780,900     SH                SOLE                780,900

NRG ENERGY INC        COM NEW    629377508   $ 46,208   825,000     SH                SOLE                825,000

NOVELIS INC             COM      67000X106   $ 13,229   475,000     SH                SOLE                475,000

TRANSOCEAN INC          ORD      G90078109   $ 52,579   650,000     SH                SOLE                650,000

RELIANCE STEEL &        COM      759509102   $ 41,365 1,050,400     SH                SOLE              1,050,400
ALUMINUM CO

SUNTECH PWR HLDGS       ADR      86800C104   $ 18,706   550,000     SH                SOLE                550,000
CO LTD

VERIGY LTD              SHS      Y93691106   $  8,875   500,000     SH                SOLE                500,000

WCI CMNTYS INC          COM      92923C104   $  4,425   230,700     SH                SOLE                230,700
                                            ----------
                                             $539,513
                                            ==========
